Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 25,990	£ 27,565
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,676	14,123
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,358	5,407
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,956	8,035
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,288	60,829
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,233	54,987
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,427	2,173
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,372	2,528
Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,256	1,141
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47,689	53,260
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45,367	50,806
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,430	1,379
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	892	1,075
UK | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,309	3,344
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,062	1,886
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	243	422
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,004	1,036
Europe | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	282	317
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	83
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	4
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	282	230
US | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,008	3,908
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,804	2,212
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	754	368
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	194	187
Rest of World | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 1,256	£ 1,141